Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance and operating lease by lessee [Line Items]
Weighted average incremental borrowing rate	2.95%	3.37%
Average duration of long-term lease agreement	11 years
Carrying amount of aircraft under operating lease	$ 12.9	$ 12.3
Total lease income amounts	3.0	3.2	$ 3.5
Total liability related to leases including the provision of dismantling	$ 203.1	$ 255.5